Mergers, Acquisitions and Disposals - Acquisition Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($) item customer	Dec. 31, 2021 MXN ($)	Jan. 31, 2020	Dec. 31, 2019 MXN ($)
Acquisition Of WAXIE Sanitary Supply And North American Corporation
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired	89.50%
Business acquisition, consideration transferred	$ 20,233
Number of distribution centers | item	26
Threshold number of customers served in various industries | customer	27,000
Southeastern Paper Group, Inc
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired	100.00%
Business acquisition, consideration transferred	$ 2,984
GPF
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired	100.00%
AGV
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired			100.00%
Other acquisitions
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired		100.00%
Business acquisition, consideration transferred		$ 9,949		$ 7,807